Earnings and Loss per Share - Summary of Earnings and Loss per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	[1]	Jun. 30, 2025	Jun. 30, 2024	[1]
Numerator:
Net loss	€ (70,348)	€ (17,992)	[2]	€ (110,204)	€ (20,233)	[2],[3]
Adjustments of loss	0	0		0	0
Net loss available to common shareholders	€ (70,348)	€ (17,992)		€ (110,204)	€ (20,233)
Denominator:
Weighted average shares outstanding - basic	121,552,940	103,071,657		121,551,570	100,917,905
Effect of potentially dilutive warrants / shares option	0	0		0	0
Weighted average shares outstanding - diluted	121,552,940	103,071,657		121,551,570	100,917,905
Loss per share - basic	€ (0.58)	€ (0.17)	[2]	€ (0.91)	€ (0.2)	[2]
Loss per share - diluted	€ (0.58)	€ (0.17)	[2]	€ (0.91)	€ (0.2)	[2]

[1]	*See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[3]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities and income tax paid